SCM Trust

1875 Lawrence Street Suite 300

Denver, CO 80202

February 14, 2020

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission (“SEC”)

100 F Street, N.E.

Washington, DC 20549

Re:	Form N-14 for SCM Trust (the “Trust”) on behalf of its series ICON Equity Fund, ICON Equity Income Fund, ICON Consumer Select Fund, ICON Natural Resources Fund, ICON Health & Information Technology Fund, ICON Utilities and Income Fund, ICON Flexible Bond Fund and Shelton Emerging Markets Fund (the “Funds”) (File No. 811-05617)

Dear Sir or Madam:

Attached for filing is the initial registration statement on Form N-14 under the Securities Act of 1933, as amended for the Fund. This Form N-14 is being filed in connection with reorganization of: (i) the ICON Fund, the ICON Long/Short Fund and the ICON Opportunities Fund, each a series of ICON Funds trust (“ICON Funds”) with and into the ICON Equity Fund, a series of the Trust; (ii) the ICON Consumer Discretionary Fund, the ICON Consumer Staples Fund and the ICON Financial Fund, each a series of ICON Funds, with and into the ICON Consumer Select Fund, a series of the Trust; (iii) the ICON Energy Fund, the ICON Industrials Fund and the ICON Natural Resources Funds, each a series of ICON Funds, with and into the ICON Natural Resources Fund, a series of the Trust; (iv) the ICON Equity Income Fund and the ICON Risk-Managed Balanced Fund, each a series of ICON Funds, with and into the ICON Equity Income Fund, a series of the Trust; (v) the ICON Information Technology Fund and the ICON Healthcare Fund, each a series of ICON Funds, with and into the ICON Health and Information Technology Fund, a series of the Trust; (vi) the ICON Utilities Fund, a series of ICON Funds, with and into the ICON Utilities and Income Fund, a series of the Trust; (vii) the ICON Flexible Bond Fund, a series of ICON Funds, with and into the ICON Flexible Bond Fund, a series of the Trust; and (viii) the ICON Emerging Markets Fund, a series of ICON Funds, with and into the Shelton Emerging Markets Fund, a series of the Trust. Each of the Funds will assume all of the assets and liabilities of the corresponding fund(s) within ICON Funds.

No fees are required in connection with this filing.

The SEC Staff is requested to address any comments on this filing to Greg Pusch at Shelton Capital Management. He can be reached at 303.228.8983.

Sincerely,

/s/ Stephen Rogers
Stephen Rogers
Chairman of the Board of Trustees

Enclosure

cc:	Peter H. Schwartz, Esq.
Davis Graham & Stubbs LLP